INCOME AND MINING TAXES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Expiration of capital loss carryforwards		$ 0	$ 152	$ 0
Increase (decrease) in valuation allowance		261
Operating loss carryforwards		1,963	2,020
Tax credit carryforwards		615	669
Operating loss carryforwards not subject to expiration		649	586
Unrecognized tax benefits affecting effective tax rate		219	335	369
Unrecognized tax benefits, interest and penalties		77	138
Interest and penalties for unrecognized tax benefits accrued (released) during the period		61	8	$ 20
Minimum
Operating Loss Carryforwards [Line Items]
Significant decrease in unrecognized tax benefits is reasonably possible, estimated range of change		60
Maximum
Operating Loss Carryforwards [Line Items]
Significant decrease in unrecognized tax benefits is reasonably possible, estimated range of change		100
Other
Operating Loss Carryforwards [Line Items]
Valuation allowance, deductions reflected in other components of the financial statements		58
Operating loss carryforwards		266
Canada | Investment Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		152	159
Tax credit carryforward, not subject to expiration		64
Expiration Year, 2042 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards subject to expiration		888
Expiration Year, 2042 | Canada | Investment Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, subject to expiration		9
Expiration Year, 2032 | Mexico
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards subject to expiration		160
Expiration Year, 2029 | United States | Foreign Tax Credits
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, subject to expiration		463	$ 510
Expiration Year, 2036 | Canada | Investment Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, subject to expiration		$ 78
Australian Taxation Office ("ATO")
Operating Loss Carryforwards [Line Items]
Potential interest disputed	$ 85
Amount paid to preserve right to contest conclusions of ATO	$ 24